Joint Ventures and Variable Interest Entities (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2014 USD ($) item	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2014 USD ($) item	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)
Financial information
Number of employees in some joint ventures | item	0								0
Current assets	$ 3,434,113				$ 3,131,602				$ 3,434,113	$ 3,131,602
TOTAL ASSETS	6,123,377				5,665,623				6,123,377	5,665,623
Current liabilities	2,455,769				2,053,549				2,455,769	2,053,549
TOTAL LIABILITIES	3,850,897				3,591,529				3,850,897	3,591,529
Total AECOM equity	2,186,517				2,021,443				2,186,517	2,021,443
Noncontrolling interests	85,963				52,651				85,963	52,651
TOTAL STOCKHOLDERS' EQUITY	2,272,480				2,074,094				2,272,480	2,074,094	$ 2,224,488	$ 2,395,137
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	6,123,377				5,665,623				6,123,377	5,665,623
AECOM's investment in joint ventures	142,901				106,422				142,901	106,422
Gross Profit	129,100	$ 108,500	$ 87,400	$ 78,200	140,200	$ 131,800	$ 99,900	$ 78,100	403,176	449,988	421,859
Joint ventures summarized financial information
Revenue	2,562,500	1,968,200	1,872,200	1,953,900	2,079,100	2,067,500	1,989,600	2,017,300	8,356,783	8,153,495	8,218,180
Cost of revenue.	2,433,400	1,859,700	1,784,800	1,875,700	1,938,900	1,935,700	1,889,700	1,939,200	7,953,607	7,703,507	7,796,321
Gross Profit	129,100	108,500	87,400	78,200	140,200	131,800	99,900	78,100	403,176	449,988	421,859
Net income (loss)	64,700	69,100	42,500	56,500	78,200	71,300	54,700	39,000	232,764	243,196	(56,933)
Summary of AECOM's equity in earnings of unconsolidated joint ventures:
Total	$ 8,400	$ 6,000	$ 7,400	$ 36,100	6,400	$ 4,100	$ 7,900	$ 5,900	$ 57,924	24,319	48,650
Minimum
Financial information
Number of partners required to form joint ventures | item	2								2
Consolidated Joint Ventures
Financial information
Current assets	$ 314,100				185,700				$ 314,100	185,700
Non-current assets	106,200								106,200
TOTAL ASSETS	420,300				185,700				420,300	185,700
Current liabilities	229,100				38,900				229,100	38,900
TOTAL LIABILITIES	229,100				38,900				229,100	38,900
Total AECOM equity	116,600				106,800				116,600	106,800
Noncontrolling interests	74,600				40,000				74,600	40,000
TOTAL STOCKHOLDERS' EQUITY	191,200				146,800				191,200	146,800
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	420,300				185,700				420,300	185,700
Joint ventures summarized financial information
Revenue									614,500	490,900	468,600
Unconsolidated Joint Ventures
Financial information
Current assets	539,600				525,500				539,600	525,500
Non-current assets	273,700				98,700				273,700	98,700
TOTAL ASSETS	813,300				624,200				813,300	624,200
Current liabilities	397,900				384,100				397,900	384,100
Non-current liabilities	91,000				17,500				91,000	17,500
TOTAL LIABILITIES	488,900				401,600				488,900	401,600
TOTAL STOCKHOLDERS' EQUITY	324,400				222,600				324,400	222,600
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	813,300				624,200				813,300	624,200
AECOM's investment in joint ventures	142,900				$ 106,400				142,900	106,400
Joint ventures summarized financial information
Revenue									2,000,000	2,100,000	2,000,000
Summary of AECOM's equity in earnings of unconsolidated joint ventures:
Pass through joint ventures									10,200	6,400	5,200
Other joint ventures									47,700	17,900	43,400
Total									57,900	$ 24,300	$ 48,600
Consolidated joint venture during the year ended 09/30/2014
Financial information
TOTAL ASSETS	207,800								207,800
TOTAL LIABILITIES	48,100								48,100
Equity in earnings of unconsolidated joint ventures
Gain (loss) from equity in earnings of joint ventures due to the change in control									37,400
Gain (loss) from equity in earnings of joint ventures due to the change in control, net of tax									23,400
Fair value of the previously held equity interest, excluding control premium	$ 58,000								$ 58,000